Document and Entity Information	Aug. 02, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001865975
Document Type	8-K
Document Period End Date	Aug. 02, 2023
Entity Registrant Name	AfterNext HealthTech Acquisition Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-40737
Entity Tax Identification Number	98-1595329
Entity Address, Address Line One	301 Commerce Street
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	(212)
Local Phone Number	405-8458
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Ordinary Shares And One Third Of One Redeemable Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A ordinary shares and one-third of one redeemable warrant
Trading Symbol	AFTR.U
Security Exchange Name	NYSE
Common Class F [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	AFTR
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Of Class A Ordinary Share At An Exercise Price Of 11.501 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one of Class A ordinary share at an exercise price of $11.50
Trading Symbol	AFTR.WS
Security Exchange Name	NYSE